Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2009	2010	2011
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	1,850,436	2,235,772	3,234,264

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,225,250	3,246,426	3,265,550
Dilutive effect of employee stock options and restricted share units	23,733	15,460	11,154
Weighted average number of ordinary shares outstanding, diluted	3,248,983	3,261,886	3,276,704
Net income per share, basic (RMB)	0.57	0.69	0.99
Net income per share, diluted (RMB)	0.57	0.69	0.99